Short-term Investments - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Short Term Investments [Line Items]
Interest income from short-term investments	¥ 8,484	$ 1,195	¥ 4,669	¥ 5,143
Short-term investments	57,494		0		$ 8,098
Interest Income [Member]
Short Term Investments [Line Items]
Interest income from short-term investments	806	$ 114	¥ 2,771	1,818
Money Market Funds, at Carrying Value	¥ 57,494
Interest And Investment Income [Member]
Short Term Investments [Line Items]
Debt securities available for sale realized gain				¥ 1,729